Disclosure of long term debt (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Nov. 30, 2018	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (836)		$ (42)
Borrowings	49,576		3,298
Less: current portion of long term debt	(3,509)		(421)
Long-term portion	46,067		2,877
Bank of Montreal ("BMO") senior secured term loan ("Term Loan") maturing May 31, 2022 at Bankers' Acceptance +2.50% (4.46%) with principal repayments starting February 28, 2020 based on a 10 year amortization (amended subsequent to year-end to May 31, 2020 - refer to Note 27) [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		0
Farm Credit Canada ("FCC") credit facility refinanced with BM O Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0		1,740
FCC real property loan refinanced with BMO Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0		1,194
FCC real property loan refinanced with BM O Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	$ 10,000	0
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	314		406
Vehicle loans - five year term maturing June 17, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 98		$ 0